COMMITMENTS AND CONTINGENCIES Other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other commitments
Purchase commitments	$ 87,631	$ 85,192
Related electronic components inventory	19,203	5,608
Electronic components inventory [Member]
Other commitments
Related electronic components inventory	$ 18,390	$ 5,079